Shareholder Report, Average Annual Return (Details) 276250_Jensen Quality Growth Fund_Class R_TSR Annual {Class R}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (without sales charge)
Average Annual Return, Percent	2.56%	5.53%	10.90%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	29.78%	14.15%	15.65%